18. Employee Benefits and Private Pension Plan (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfEmployeeBenefitsLineItems [Line Items]
Employee benefit expense	R$ 23,148	R$ 18,174	R$ 19,771
Health and dental care plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Employee benefit expense	164	3,065	3,291
FGTS Penalty
SummaryOfEmployeeBenefitsLineItems [Line Items]
Employee benefit expense	14,828	9,068	10,445
Bonus
SummaryOfEmployeeBenefitsLineItems [Line Items]
Employee benefit expense	6,883	4,455	4,352
Life Insurance
SummaryOfEmployeeBenefitsLineItems [Line Items]
Employee benefit expense	R$ 1,543	R$ 1,586	R$ 1,683